LOAN TO A RELATED PARTY, NET	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
LOAN TO A RELATED PARTY, NET

7. LOAN TO A RELATED PARTY, NET

	December 31,
	2024	2025
	US$’000	US$ ’000
Loan to a related party	6,291	6,675
Allowance for credit losses	(319)	(671)
Loan to a related party	5,972	6,004

Maxwill (Asia) Pte. Ltd. (the “Lender”) had granted a convertible loan to Carfax Commodities (Asia) Pte. Ltd. (the “Borrower”) pursuant to a convertible loan agreement dated on November 30, 2020 (the “2020 Convertible Loan Agreement”), pursuant to which the loan amount (capped at US$4,500,000) was granted by the Lender to the Borrower, with compounded interest to accrue at the rate prescribed by the Inland Revenue Authority of Singapore. The parties agreed to terminate the 2020 Convertible Loan Agreement with effect from November 30, 2023 and entered into a renewed loan agreement on November 30, 2023 (the “2023 Convertible Loan Agreement”). Pursuant to the terms of the 2023 Convertible Loan Agreement, a facility was granted by the Lender to the Borrower in the amount of up to US$6,000,000 (comprising (a) US$3,937,569, being the amount outstanding under the 2020 Convertible Loan Agreement as at November 30, 2023, and (b) US$2,062,431, being the additional loan amount), with interest to accrue on the principal amount outstanding at a rate of 6.5% per annum (the “2023 Loan”). The 2023 Loan expires on the earlier of (i) November 30, 2026 (or such other date that the Borrower and the Lender may otherwise agree in writing); and (ii) the date on which all (and not part) of the amount outstanding under the 2023 Convertible Loan Agreement is converted into ordinary shares of the Borrower. The 2023 Loan is convertible at the option of the Lender with written notice to the Borrower. As at December 31, 2025 the outstanding principal and interest on the 2023 Loan was US$6,675,209.